Cover	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	Federal Home Loan Bank of Topeka
Entity Incorporation, State or Country Code	X1
Entity File Number	000-52004
Entity Tax Identification Number	48-0561319
Entity Address, Address Line One	500 SW Wanamaker Road
Entity Address, City or Town	Topeka
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66606
City Area Code	785
Local Phone Number	233.0507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0001325878
Amendment Description	On November 7, 2023, the Federal Home Loan Bank of Topeka (“FHLBank”) announced the election of Steve G. Bradshaw, Holly M. Johnson, Craig A. Meader, and Gregg L. Vandaveer to its Board of Directors. The election of these directors was reported under Item 5.02 of FHLBank’s Current Report on Form 8-K dated November 7, 2023. At the time of such report, FHLBank had not yet received non-objection from the Federal Housing Finance Agency (“FHFA”) for its 2024 Board of Directors Compensation Policy.This Form 8-K/A reports that on January 3, 2024, the FHFA informed FHLBank of its non-objection to FHLBank’s 2024 Board of Directors Compensation Policy, which was adopted by FHLBank’s Board of Directors on December 15, 2023.